Restatement of Interim Financial Information (Unaudited) - Consolidated Balance Sheet (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Restatement of Interim Financial Information (Unaudited)
SAFE Notes subscription receivable			$ 28,000	$ 33,000		$ 100,000
Total assets	$ 92,030,714	$ 24,691,085	30,552,544	4,959,231		6,863,001
Liabilities
SAFE Notes				15,546,127		10,783,385
Total liabilities	3,897,357	2,403,972	744,302	15,647,014		10,944,822
Total stockholders' equity	$ 88,133,357	$ 22,287,113	29,808,242	(10,790,623)	$ (7,186,709)	(4,081,821)	$ (1,311,303)	$ (123,717)	$ 460,262
As Previously Reported
Restatement of Interim Financial Information (Unaudited)
Total assets			30,524,544	4,926,231
Liabilities
SAFE Notes				20,463,632
Total liabilities			605,325	20,564,519
Total stockholders' equity			29,919,219	(15,638,288)		(8,513,101)	(4,559,033)	(2,618,613)	(630,192)
Adjustment
Restatement of Interim Financial Information (Unaudited)
SAFE Notes subscription receivable			28,000	33,000
Total assets			28,000	33,000
Liabilities
SAFE Notes				(4,917,505)
Total liabilities			138,977	(4,917,505)
Total stockholders' equity			$ (110,977)	$ 4,847,665		$ 4,431,280	$ 3,247,730	$ 2,494,896	$ 1,090,453